Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,627,678)	$ (1,326,575)	$ (2,172,176)	$ (2,343,491)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	326,398	376,095	425,110	290,004
Depreciation	372	383	510	282
Change in fair value of derivative liabilities	(29,501)	(897,096)	(1,006,099)
Stock payable			100,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(56,027)	24,142	27,048	(35,384)
Other receivable			13,340	(22,127)
Accounts payable and accrued liabilities	(88,231)	91,471	(180,409)	500,696
Net cash used in operating activities	(3,474,667)	(1,731,580)	(2,792,676)	(1,610,020)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(1,176)	(688)	(688)	(845)
Purchase of license			(1,500,000)
Net cash used in investing activities	(1,176)	(688)	(1,500,688)	(845)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares for cash	380,678	1,675,637	8,376,379	1,386,613
Payment of stock issuance costs	(113,866)
Refund for fractional stock	(117)
Advance from related parties	7,116	12,222	18,276	19,894
Repayments to related parties	(3,040)	(8,087)	(17,228)	(18,056)
Net cash provided by financing activities	270,771	1,679,772	8,377,427	1,388,451
Effects on changes in foreign exchange rate	60,363	1,511	2,478	(12,937)
Net change in cash and cash equivalents	(3,144,709)	(50,985)	4,086,541	(235,351)
Cash and cash equivalents - beginning of period	4,423,965	337,424	337,424	572,775
Cash and cash equivalents - end of period	1,279,256	286,439	4,423,965	337,424
Supplemental Cash Flow
Cash paid for interest	0	0	0	0
Cash paid for income taxes	0	0	0	$ 0
NON-CASH FINANCING AND INVESTING ACTIVITIES:
Reclass of warrant derivative liability from equity		997,274	1,035,600
Stock payable for acquisition of license			539,417
Share issuance for price protection			$ 13
Common shares issued for deposit of exercise of the license		539,417
Deferred offering costs incurred		$ 291,670
Common shares issued for acquisition of license offset against stock payable	539,417
Common shares issued for settlement of stock payable	100,000
Additional issuance of Series D shares per the terms of the subscription agreements	7
Cancellation of common shares	$ 6